Derivatives	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Note 7. Derivatives
In February 2020, the Company entered into an interest rate collar agreement with a counterparty bank in order to reduce its exposure to interest rate volatility. In this agreement, the Company and the counterparty bank agreed to a one-month
LIBOR floor of 0.48% and a cap of 1.50% on a portion of the Company’s Successor First Lien Credit Facility. The notional amount of this agreement is $405.0 million through February 2022 at which time the notional amount reduces to $300.0 million through February 2024.
The following is a summary of location and fair value of the financial position and location and amount of gains and losses recorded related to the derivative agreement (in thousands):

		Fair Value			Gain/(Loss)
Derivatives not designated as hedging instruments	Balance Sheet Location	As of September 30, 2021 (Successor)	As of December 31, 2020 (Successor)	Income Statement Location	Three Months Ended September 30, 2021 (Successor)	Three Months Ended September 30, 2020 (Successor)	Nine Months Ended September 30, 2021 (Successor)	Period from February 1, 2020 through September 30, 2020 (Successor)

Interest rate swaps	Other liabilities	$1,646	$3,615	Interest expense	$(108)	$744	$845	$(4,412)

8.	DERIVATIVES
In February 2020, the Company entered into an interest rate collar agreement with a counterparty bank in order to reduce its exposure to interest rate volatility. In this agreement, the Company and the counterparty bank agreed to a one-month
LIBOR floor of 0.48% and a cap of 1.50% on a portion of the Company’s Successor First Lien Facility. The notional amount of this agreement is $405.0 million through February 2022 at which time the notional amount reduces to $300.0 million through February 2024.
The following is a summary of location and fair value of the financial position and location and amount of gains and losses recorded related to the derivative instruments (in thousands):

		Fair Value		Gain/(Loss)
Derivatives not designated as hedging instruments	Balance Sheet Location	As of December 31, 2020	Income Statement Location	Period from February 1, 2020 through December 31, 2020 (Successor)
Interest rate swaps	Other Liabilities	$3,615	Interest expense, net	$ (4,383)